Supplemental Balance Sheet Information - Summary of Property and Equipment Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 254,433	$ 206,822	$ 155,213
Less: Accumulated depreciation	(78,212)	(61,052)	(33,778)
Property and equipment, net	176,221	145,770	121,435
Facilities [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	12,762	12,762	12,762
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	4,661	4,617	2,165
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	122,209	113,963	51,072
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	12,279	10,129	6,204
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	55,705	55,033	40,435
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	46,780	10,278	42,575
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 37	$ 40